Income tax - Movement of valuation allowance and tax losses carry forwards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Balance at the beginning of the year	¥ 526,645	¥ 376,933	¥ 159,820
Additions	49,008	149,712	217,113
Loss utilized	(234)
Balance at the end of the year	¥ 575,419	¥ 526,645	¥ 376,933